5. GROUP STRUCTURE (Details 8) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Interests in associates	$ 74	$ 60
Interests in joint ventures	437	347
Interests in associates and joint ventures	511	407
Investments in joint ventures and associates	4	4
CIESA
Disclosure of joint ventures [line items]
Interests in joint ventures	235	259
Citelec
Disclosure of joint ventures [line items]
Interests in joint ventures	88	88
CTB
Disclosure of joint ventures [line items]
Interests in joint ventures	114	0
Greenwind
Disclosure of joint ventures [line items]
Investments in joint ventures and associates	4	4
Refinor
Disclosure of joint ventures [line items]
Interests in associates	20	25
OCP
Disclosure of joint ventures [line items]
Interests in associates	33	35
TGS
Disclosure of joint ventures [line items]
Interests in associates	$ 21	$ 0